Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.53963%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,156,959.98

Principal:
Principal Collections	$27,020,296.29
Prepayments in Full	$14,508,189.74
Liquidation Proceeds	$462,106.60
Recoveries	$34,506.93
Sub Total	$42,025,099.56
Collections	$45,182,059.54

Purchase Amounts:
Purchase Amounts Related to Principal	$26,278.16
Purchase Amounts Related to Interest	$147.23
Sub Total	$26,425.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,208,484.93

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,208,484.93
Servicing Fee	$937,733.76	$937,733.76	$0.00	$0.00	$44,270,751.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,270,751.17
Interest - Class A-2a Notes	$288,882.68	$288,882.68	$0.00	$0.00	$43,981,868.49
Interest - Class A-2b Notes	$220,271.36	$220,271.36	$0.00	$0.00	$43,761,597.13
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$42,379,639.38
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$42,036,858.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,036,858.38
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$41,908,591.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,908,591.71
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$41,819,115.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,819,115.04
Regular Principal Payment	$37,943,608.79	$37,943,608.79	$0.00	$0.00	$3,875,506.25
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,875,506.25
Residual Released to Depositor	$0.00	$3,875,506.25	$0.00	$0.00	$0.00
Total		$45,208,484.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,943,608.79
Total					$37,943,608.79
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,229,222.14	$69.84	$288,882.68	$0.91	$22,518,104.82	$70.75
Class A-2b Notes	$15,714,386.65	$69.84	$220,271.36	$0.98	$15,934,658.01	$70.82
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$37,943,608.79	$24.03	$2,451,636.13	$1.55	$40,395,244.92	$25.58

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$133,845,255.54	0.4205268	$111,616,033.40	0.3506850
Class A-2b Notes	$94,618,519.85	0.4205268	$78,904,133.20	0.3506850
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$984,883,775.39	0.6237982	$946,940,166.60	0.5997658

Pool Information
Weighted Average APR	3.374%	3.367%
Weighted Average Remaining Term	46.83	45.98
Number of Receivables Outstanding	49,754	48,759
Pool Balance	$1,125,280,508.54	$1,082,803,016.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,029,392,929.59	$990,812,158.42
Pool Factor	0.6512041	0.6266222

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$91,990,858.50
Targeted Overcollateralization Amount	$135,862,850.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$135,862,850.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		101	$460,620.83
(Recoveries)		47	$34,506.93
Net Loss for Current Collection Period			$426,113.90
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4544%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4810%
Second Prior Collection Period			0.5708%
Prior Collection Period			0.6868%
Current Collection Period			0.4631%
Four Month Average (Current and Prior Three Collection Periods)			0.5504%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1628	$5,564,236.83
(Cumulative Recoveries)			$335,843.04
Cumulative Net Loss for All Collection Periods			$5,228,393.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3026%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,417.84
Average Net Loss for Receivables that have experienced a Realized Loss			$3,211.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.90%	385	$9,740,586.28
61-90 Days Delinquent	0.10%	39	$1,090,110.88
91-120 Days Delinquent	0.02%	8	$227,159.80
Over 120 Days Delinquent	0.05%	21	$577,156.67
Total Delinquent Receivables	1.07%	453	$11,635,013.63

Repossession Inventory:
Repossessed in the Current Collection Period		38	$1,100,949.31
Total Repossessed Inventory		57	$1,815,115.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1184%
Prior Collection Period			0.1206%
Current Collection Period			0.1395%
Three Month Average			0.1261%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1750%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer